Stock Option and SAR Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Number of Shares
Outstanding June 30, 2011 (in shares)	12,798,326
Granted (in shares)	1,920,863
Exercised (in shares)	(5,246,595)
Canceled (in shares)	(37,421)
Outstanding June 30, 2012 (in shares)	9,435,173
Exercisable June 30, 2012 (in shares)	6,501,971
Weighted-Average Exercise Price
Outstanding June 30, 2011	$ 54.74
Granted	$ 85.53
Exercised	$ 50.14
Canceled	$ 58.68
Outstanding June 30, 2012	$ 63.48
Exercisable June 30, 2012	$ 56.58
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2012 (in years)	6 years 1 month 6 days
Exercisable June 30, 2012 (in years)	5 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding June 30, 2012	$ 302.2
Exercisable June 30, 2012	$ 252.4